Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	39 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
C000029018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029015
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(2.51%)	5.35%		3.34%	3.31%
C000029017
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	0.46%	8.18%		3.45%	2.98%
C000029021
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000029007
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029004
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(8.49%)	(1.84%)		1.58%	2.13%
C000029006
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	(5.63%)	0.78%		1.69%	1.80%
C000029010
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000232929
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
C000029036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029033
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(1.19%)	8.46%		11.12%	7.82%
C000029035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	1.75%	11.40%		11.22%	7.47%
C000029029
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000029026
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	(0.87%)	8.99%		11.46%	7.86%
C000029028
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	2.16%	11.97%		11.58%	7.52%
Without Sales Load [Member] | C000029018
Average Annual Return [Line Items]
Average Annual Return, Percent	1.99%	10.32%		4.50%	4.03%
Without Sales Load [Member] | C000029015
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	10.04%		4.24%	3.76%
Without Sales Load [Member] | C000029017
Average Annual Return [Line Items]
Average Annual Return, Percent	1.45%	9.18%		3.45%	2.98%
Without Sales Load [Member] | C000029021
Average Annual Return [Line Items]
Average Annual Return, Percent	1.94%	10.32%		4.64%	4.08%
Without Sales Load [Member] | C000029007
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.17%)	2.87%		2.74%	2.85%
Without Sales Load [Member] | C000029004
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.39%)	2.54%		2.46%	2.57%
Without Sales Load [Member] | C000029006
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.68%)	1.78%		1.69%	1.80%
Without Sales Load [Member] | C000029010
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.20%)	2.83%		2.75%	2.83%
Without Sales Load [Member] | C000232929
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.28%)	2.80%	(0.37%)
Without Sales Load [Member] | C000029036
Average Annual Return [Line Items]
Average Annual Return, Percent	3.27%	13.55%		12.35%	8.56%
Without Sales Load [Member] | C000029033
Average Annual Return [Line Items]
Average Annual Return, Percent	3.18%	13.30%		12.08%	8.29%
Without Sales Load [Member] | C000029035
Average Annual Return [Line Items]
Average Annual Return, Percent	2.75%	12.40%		11.22%	7.47%
Without Sales Load [Member] | C000029029
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%	14.16%		12.72%	8.61%
Without Sales Load [Member] | C000029026
Average Annual Return [Line Items]
Average Annual Return, Percent	3.52%	13.81%		12.44%	8.33%
Without Sales Load [Member] | C000029028
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	12.97%		11.58%	7.52%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	6.11%	18.41%		16.85%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	6.11%	18.41%		16.85%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	6.11%	18.41%		16.85%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	6.11%	18.41%		16.85%	12.98%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	6.11%	18.41%	9.79%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: MSCI ACWI Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Average Annual Return, Percent	4.08%	15.06%		12.79%	9.11%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	1.80%	5.98%		0.19%	2.04%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	1.80%	5.98%		0.19%	2.04%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	1.80%	5.98%		0.19%	2.04%
AllianceBernstein Index: Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (USD hedged)
Average Annual Return, Percent	1.80%	5.98%		0.19%	2.04%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	4.03%	13.17%		9.85%	8.56%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	4.03%	13.17%		9.85%	8.56%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	4.03%	13.17%		9.85%	8.56%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	4.03%	13.17%		9.85%	8.56%
Alliance Bernstein Index: 60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	60% S&P 500 Index / 40% Bloomberg US Government/Credit Index
Average Annual Return, Percent	4.03%	13.17%	5.28%